Earnings / (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings / (Loss) per Share [Abstract]
Earnings Per Share, Basic and Diluted
	2021		2020		2019
	Basic LPS	Diluted LPS	Basic EPS	Diluted EPS	Basic LPS	Diluted LPS
Net income / (loss) from continuing operations	$(10,106)	$(10,106)	$2,295	$2,295	$(6,743)	$(6,743)
plus gain from repurchase of preferred shares	-	-	1,500	1,500	-	-
less income allocated to participating securities	-	-	(87)	(87)	-	-
Net income / (loss) available to common stockholders from continuing operations	(10,106)	(10,106)	3,708	3,708	(6,743)	(6,743)

Net income from discontinued operations	400	400	1,482	1,482	(25,314)	(25,314)

Total net income / (loss) available to common stockholders	(9,706)	(9,706)	5,190	5,190	(32,057)	(32,057)

Weighted average number of common shares outstanding	5,026,300	5,026,300	4,875,475	4,875,475	2,864,676	2,864,676
Effect of dilutive shares	-	-	-	70,087	-	-
Total shares outstanding	5,026,300	5,026,300	4,875,475	4,945,562	2,864,676	2,864,676

Earnings / (Loss) per common share, continuing operations	$(2.01)	$(2.01)	$0.76	$0.75	$(2.35)	$(2.35)

Earnings per common share, discontinued operations	$0.08	$0.08	$0.30	$0.30	$(8.84)	$(8.84)

Earnings / (Loss) per common share, total	$(1.93)	$(1.93)	$1.06	$1.05	$(11.19)	$(11.19)